Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Shares Issued

Issued

	Number of Common Shares	Share Capital
Balance – December 31, 2018	608,535,477	16,740
Issued under option plans and share-settled plans	474,655	23
Repurchased	(36,067,323)	(992)
Balance – December 31, 2019	572,942,809	15,771

Summary of Share Repurchases

Share repurchase programs

	Board of Directors Approval	Expiry	Maximum Shares for Repurchase
2018 Normal Course Issuer Bid [1]	February 20, 2018	February 22, 2019	50,363,686
2019 Normal Course Issuer Bid [2]	February 20, 2019	February 26, 2020	42,164,420
1 On December 14, 2018, the normal course issuer bid was increased to permit the repurchase of up to approximately 8 percent of our outstanding common shares for cancellation.

2  On December 2, 2019, the normal course issuer bid was increased to permit the repurchase of up to 7 percent of our outstanding common shares for cancellation. Purchases of common shares can expire earlier than the date above if the maximum number of common shares allowable is acquired earlier or we otherwise decide not to make any further repurchases.

Purchases under the normal course issuer bids were, or may be, made through open market purchases at market prices as well as by other means permitted by applicable securities regulatory authorities, including private agreements.

The following table summarizes our share repurchases:

	2019	2018
Common shares repurchased for cancellation	36,067,323	36,332,197
Average price per share	52.07	50.97
Total cost	1,878	1,852

Dividends Declared

Dividends declared

Dividends declared for the years ended December 31 were as follows:

2019		2018
Declared	Per Share	Declared	Per Share
May 10, 2019	0.43	February 20, 2018	0.40
July 30, 2019	0.45	May 23, 2018	0.40
December 13, 2019	0.45	July 19, 2018	0.40
		November 5, 2018	0.43
		December 14, 2018	0.43
	1.33		2.06